Basis of Presentation (Details) $ in Thousands				12 Months Ended
	Apr. 16, 2021 USD ($)	Aug. 16, 2019 USD ($)	Apr. 16, 2019 USD ($)	Dec. 25, 2021 segment
Business Acquisition [Line Items]
Number of operating segments | segment				3
Sharp Systems, LLC
Business Acquisition [Line Items]
Purchase price		$ 21,100	$ 21,100
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 21,100
Ozco
Business Acquisition [Line Items]
Purchase price	$ 38,902
Face amount	35,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	38,902
Ozco | Ozco Term Amendment
Business Acquisition [Line Items]
Face amount	$ 35,000